GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL.
Schedule of the changes in the carrying amount of goodwill

	December 31,
	2012			2013
	Taiyuan			Taiyuan
	Xueda	Weland	Total	Xueda	Weland	Total

Gross amount
Beginning balance at January 1	863	—	863	872	2,857	3,729
Acquisition (Note 3)	—	2,795	2,795	—	—	—
Exchange difference	9	62	71	25	83	108

Ending balance at December 31	872	2,857	3,729	897	2,940	3,837

Accumulated impairment loss
Beginning balance at January 1	—	—	—	—	—	—
Charge for the year	—	—	—	—	(2,923)	(2,923)
Exchange difference	—	—	—	—	(17)	(17)

Ending balance at December 31	—	—	—	—	(2,940)	(2,940)

Goodwill, net	872	2,857	3,729	897	—	897